Kemper New Europe Fund, Inc.
                Supplement to Statement of Additional Information
                               Dated March 1, 2000

                          Kemper Aggressive Growth Fund
                              Kemper Blue Chip Fund
                               Kemper Growth Fund
                     Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                           Kemper Value + Growth Fund
                Supplement to Statement of Additional Information
                             Dated February 1, 2000

                      Kemper-Dreman Financial Services Fund
                             Kemper Contrarian Fund
                      Kemper-Dreman High Return Equity Fund
                           Kemper Small Cap Value Fund
                       Kemper U.S. Growth and Income Fund
                      Kemper Small Cap Relative Value Fund
                Supplement to Statement of Additional Information
                             Dated February 1, 2000

                             Kemper Target 2010 Fund
                Supplement to Statement of Additional Information
                             Dated November 15, 1999

                          Kemper Horizon 20+ Portfolio
                          Kemper Horizon 10+ Portfolio
                           Kemper Horizon 5 Portfolio
                Supplement to Statement of Additional Information
                             Dated December 1, 1999

                        Kemper Large Company Growth Fund
                              Kemper Research Fund
                      Kemper Small Cap Value + Growth Fund
                Supplement to Statement of Additional Information
                              Dated January 1, 2000

                       Kemper Emerging Markets Growth Fund
                            Kemper Latin America Fund
                          Kemper Global Blue Chip Fund
                Supplement to Statement of Additional Information
                               Dated March 1, 2000

                   Kemper International Growth and Income Fund
                       Kemper Emerging Markets Income Fund
                Supplement to Statement of Additional Information
                               Dated March 1, 2000

The above-listed Funds' non-fundamental investment restrictions have been amended by a vote of the Board of Trustees/Directors for each Fund. The following amended and restated non-fundamental policies restate in their entirety the non-fundamental restrictions for each Fund in the section entitled "Investment Restrictions" in each of the currently effective Statements of Additional Information. In addition, any reference to these policies elsewhere in the Statement of Additional Information is hereby amended.

As a matter of non-fundamental policy, each Fund will not:

o For Kemper New Europe Fund, Inc., Kemper-Dreman Financial Services Fund, Kemper Contrarian Fund, Kemper-Dreman High Return Equity Fund, Kemper Small Cap Value Fund, Kemper Small Cap Relative Value Fund, Kemper Target 2010 Fund, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Large Company Growth Fund, Kemper Research Fund, Kemper Small Cap Value + Growth Fund, Kemper Emerging Markets Growth Fund, Kemper Latin America Fund, Kemper Global Blue Chip Fund, and Kemper Emerging Markets Income Fund:

          lend portfolio securities in an amount greater than 5% of its total assets.

o For Kemper Aggressive Growth Fund, Kemper Blue Chip Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper Value + Growth Fund, and Kemper International Growth and Income Fund:

          lend portfolio securities in an amount greater than one third of its total assets.

o    For Kemper U.S. Growth and Income Fund:

          lend portfolio securities in an amount greater than 30% of its total assets.

o For all funds except Kemper Contrarian Fund, Kemper-Dreman High Return Equity Fund, Kemper Small Cap Value Fund, Kemper Emerging Markets Income Fund, Kemper Aggressive Growth Fund, Kemper Blue Chip Fund and Kemper Small Cap Relative Value Fund:

          borrow money in an amount greater than 5% of its total assets, except
          (i) for temporary or emergency purposes; and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings.

o For Kemper Contrarian Fund, Kemper-Dreman High Return Equity Fund, and Kemper Small Cap Value Fund:

          borrow money in an amount greater than 10% of its total assets, except
          (i) for temporary or emergency purposes; and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings.

o    For Kemper Emerging Markets Income Fund:

          borrow money in an amount greater than 20% of its total assets, except
          (i) for temporary or emergency purposes; and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings.

o For Kemper Aggressive Growth Fund, Kemper Blue Chip Fund, Kemper Small Cap Relative Value Fund:

          borrow money in an amount greater than one third of its total assets, except (i) for temporary or emergency purposes; and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings.

o    For all funds except Kemper Emerging Markets Income Fund,

          enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets.

o Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

o Purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets.

o Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

o Purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value).

o    Invest more than 15% of net assets in illiquid securities.



Date